AMOUNTS DUE RELATED PARTIES - Notes (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 28, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			$ 21,478	$ 22,345
Balance at beginning of year			140,929
Balance at end of the year			137,834	140,929
Amount due from related parties
AMOUNTS DUE FROM RELATED PARTIES
Balance at end of the year			21,478
Impairment
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			(1,974)	(2,200)
Impairment | Amount due from related parties
AMOUNTS DUE FROM RELATED PARTIES
Balance at beginning of year			2,200	2,200
Reversal of provision			(116)
Exchange differences			(110)
Balance at end of the year			$ 1,974	$ 2,200
1091187 B.C. Ltd.
AMOUNTS DUE FROM RELATED PARTIES
Proportion of equity interest held			75.00%	75.00%
China New Era
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties	$ 0
Amount received from related parties	$ 1,500
China New Era | Impairment
AMOUNTS DUE FROM RELATED PARTIES
Receivables due from related parties			$ 2,000	$ 2,200
China New Era | Sky Solar Holdings
AMOUNTS DUE FROM RELATED PARTIES
Proportion of equity interest held			49.00%
RisenSky Solar and its subsidiaries
AMOUNTS DUE FROM RELATED PARTIES
Receivables interest-bearing			$ 5,000	$ 4,400
Interest on receivables from related parties (as a percent)			3.00%	3.00%
Mr. Su Weili
AMOUNTS DUE FROM RELATED PARTIES
Amount due to related parties		$ 14,900